Reinsurance - Effect of Reinsurance (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Premiums:
Direct premiums			$ 2,084.0	$ 1,999.2	$ 1,953.9
Reinsurance assumed			1,303.6	1,329.2	1,526.3
Reinsurance ceded			(1,526.5)	(1,558.4)	(1,772.7)
Net premiums	946.7	936.4	1,861.1	1,770.0	1,707.5
Universal life and investment-type product policy fees:
Net universal life and investment-type product policy fees	1,251.5	1,372.9	2,613.5	3,286.5	2,466.7
Interest credited and other benefits to contract owners / policyholders:
Direct interest credited and other benefits to contract owners / policyholders			5,205.5	6,179.9	5,513.4
Reinsurance assumed			1,153.4	1,333.2	780.1
Reinsurance ceded			(1,497.3)	(1,771.1)	(1,266.2)
Interest credited and other benefits to contract owners / policyholders			4,861.6	5,742.0	5,027.3
Universal life contracts
Universal life and investment-type product policy fees:
Direct universal life and investment-type product policy fees			3,361.9	3,510.5	3,444.8
Reinsurance ceded			(5.3)	(6.0)	(6.1)
Net universal life and investment-type product policy fees			$ 3,356.6	$ 3,504.5	$ 3,438.7